FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 8,350		£ 6,412
Increase (decrease) in fair value measurement, liabilities	(386)		(147)
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	(533)		52
The Group [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	17,730		50,932	[1]
Debt instruments issued	64,533		61,817	[1]
The Group [member] | Later than one year [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	7,097		9,022
Debt instruments issued	44,749		41,749
The Bank [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	17,719	[1]	51,045
Debt instruments issued	49,787	[1]	48,158
The Bank [member] | Later than one year [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial liabilities at fair value through profit or loss	7,036		8,837
Debt instruments issued	32,923		30,096
Debt Securities Payable [Member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Debt instruments issued	£ 15,435		£ 14,224

[1]	See note 50.